Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 18, 2022	Mar. 17, 2022	Feb. 14, 2022	Jan. 07, 2022
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.01
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				3,179,650
Debt Instrument, Face Amount	$ 750,000		$ 175,000
Proceeds from Notes Payable	$ 675,000	$ 616,250
Class of Warrant or Rights, Granted (in Shares)	750,000
Stock Issued During Period, Value, Other	$ 430,000
Stock Issued During Period, Shares, Other (in Shares)	1,720,000
Debt Instrument, Fee	Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity
Debt Instrument, Unamortized Discount	$ 75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.5
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		411,000
Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		1,271,000
Accounts Payable [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 500,000
Interest and Penalties [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 294,912.56
Note Dated February 14, 2022 [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Term			6 months
Proceeds from Notes Payable			$ 148,750
Debt, Default Interest Rate			18.00%
Note Dated February 14, 2022 [Member] | Warrants at $0.50 [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)			367,500
Warrants and Rights Outstanding, Term			5 years
Note Dated February 14, 2022 [Member] | Warrants at $0.75 [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)			367,500
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.75
Diamond Note [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount	$ 235,294
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Proceeds from Notes Payable	$ 200,000
Class of Warrant or Rights, Granted (in Shares)	200,000
Warrants and Rights Outstanding, Term	5 years
Debt Instrument, Maturity Date, Description	maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000
Short-Term Debt, Interest Rate Increase	18.00%